Derivatives and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives and Fair Value of Financial Instruments
Schedule of amortized cost and estimated fair values of investments and long term debt

December 31,	2012		2011
(Thousands of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Short-term investments, available-for-sale	$ 279,556	$ 282,829	$ 297,916	$ 297,443
Short-term investments, trading debt securities	28,508	30,550	25,437	25,813
Long-term debt	145,963	149,333	157,252	161,636

Schedule of assets and liabilities measured at fair value on a recurring basis

	Balance
	December 31,
(Thousands of dollars)	2012	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term investments:
Money market funds	$126,537	$126,537	$-	$-
Corporate bonds	69,214	-	69,214	-
U.S. Government agency securities	23,775	-	23,775	-
Emerging markets debt mutual fund	18,734	18,734	-	-
U.S. Treasury securities	17,169	-	17,169	-
Collateralized mortgage obligations	15,162	-	15,162	-
Asset backed debt securities	12,238	-	12,238	-
Trading securities- short term investments:
High yield debt securities	23,406	-	23,406	-
Emerging markets trading debt mutual fund	3,237	3,237	-	-
Emerging markets trading debt securities	2,600	-	2,600	-
Other debt securities	1,307	822	485	-
Trading securities – other current assets:
Domestic equity securities	15,864	15,864	-	-
Fixed income mutual funds	7,153	7,153	-	-
Foreign equity securities	6,831	4,218	2,613	-
Money market funds	3,157	3,157	-	-
U.S. Government agency securities	2,117	-	2,117	-
U.S. Treasury securities	1,567	-	1,567	-
Corporate bonds	60	-	60	-
Other	239	187	52	-
Derivatives
Commodities (1)	6,916	6,699	217	-
Foreign currencies	-	-	-	-
Total Assets	$357,283	$186,608	$170,675	$-
Liabilities:
Derivatives:
Commodities (1)	$7,112	$7,112	$-	$-
Interest rate swaps	9,810	-	9,810	-
Foreign currencies	4,157	-	4,157	-
Total Liabilities	$21,079	$7,112	$13,967	$-

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2012, the commodity derivatives had a margin account balance of $14,063,000 resulting in a net other current asset on the Consolidated Balance Sheets of $13,867,000.

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term investments:
Money market funds	$139,420	$139,420	$-	$-
Corporate bonds	89,146	-	89,146	-
Fixed rate municipal notes and bonds	17,788	-	17,788	-
Emerging markets debt mutual fund	16,399	16,399	-	-
Collateralized mortgage obligations	15,011	-	15,011	-
U.S. Government agency securities	9,757	-	9,757	-
U.S. Treasury securities	4,905	-	4,905	-
Asset backed debt securities	3,533	-	3,533	-
Other	1,484	-	1,484	-
Trading securities- short term investments:
High yield debt securities	20,750	-	20,750	-
Emerging markets trading debt mutual fund	2,487	2,487	-	-
Emerging markets trading debt securities	2,355	-	2,355	-
Other debt securities	221	-	221	-
Trading securities – other current assets:
Domestic equity securities	13,563	13,563	-	-
Foreign equity securities	7,490	3,991	3,499	-
Money market funds	4,521	4,521	-	-
Fixed income mutual funds	4,483	4,483	-	-
U.S. Government agency securities	2,085	-	2,085	-
U.S. Treasury securities	1,474	-	1,474	-
Corporate bonds	72	-	72	-
Other	236	159	77	-
Derivatives
Commodities (1)	5,144	5,144	-	-
Foreign currencies	2,247	-	2,247	-
Total Assets	$364,571	$190,167	$174,404	$-
Liabilities:
Derivatives:
Commodities (1)	$5,529	$5,529	$-	$-
Interest rate swaps	11,268	-	11,268	-
Foreign currencies	3,380	-	3,380	-
Total Liabilities	$20,177	$5,529	$14,648	$-

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2011, the commodity derivatives had a margin account balance of $8,619,000 resulting in a net other current asset on the Consolidated Balance Sheets of $8,234,000.

Schedule of gain or (loss) recognized for each type of derivative and its location in the Condensed Consolidated Statements of Comprehensive Income

		2012	2011
	Location of Gain or (Loss)	Amount of Gain or (Loss)
	Recognized in Income on	Recognized in Income on
(Thousands of dollars)	Derivatives	Derivatives
Commodities	Cost of sales-products	$ (6,098)	$ 20,279
Foreign currencies	Cost of sales-products	3,027	25,692
Foreign currencies	Foreign currency	(3,919)	(1,957)
Interest rate	Miscellaneous, net	(5,132)	(14,467)

Schedule of fair value of each type of derivative and its location in the Condensed Consolidated Balance Sheets

(Thousands of dollars)	Asset Derivatives			Liability Derivatives
		2012	2011		2012	2011
	Balance Sheet	Fair		Balance Sheet	Fair
	Location	Value		Location	Value
Commodities(1)	Other current assets	$6,916	$5,144	Other current assets	$7,112	$5,529
Foreign currencies	Other current assets	-	2,247	Other accrued liabilities	4,157	3,380
Interest rate	Other current assets	-	-	Other accrued liabilities	9,810	11,268

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2012 and 2011, the commodity derivatives had a margin account balance of $14,063,000 and $8,619,000, respectively, resulting in a net other current asset on the Consolidated Balance Sheets of $13,867,000 and $8,234,000, respectively.